PROVISION FOR SEC SETTLEMENT (Details) ¥ in Thousands, $ in Thousands		1 Months Ended
	Apr. 04, 2022 shares	Dec. 31, 2019 shares	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 16, 2020 USD ($)
Settlement of civil money penalty amount to SEC | $							$ 180,000
Payable for SEC settlement					¥ 1,174,500	$ 180,000
Class A ordinary shares
Issuance of shares (in shares) | shares		19,753,888
Class A ordinary shares | Forecast [Member]
Issuance of shares (in shares) | shares	2,333,592
ADSs | Forecast [Member]
Issuance of shares (in shares) | shares	291,699
Minimum
Settlement of civil money penalty amount to SEC | $				$ 180,000
Minimum | Forecast [Member]
Settlement of civil money penalty amount to SEC | $			$ 180,000